UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

Date of Report: February 12, 2026

Exact name of securitizer as specified in its charter: UBS Real Estate Securities Inc.1

Commission File Number of securitizer: 025-00684

Central Index Key Number of securitizer: 0001541886

Michael Parniawski, Executive Director (212) 713-9686

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

1 UBS Real Estate Securities Inc. (“UBSRESI”), as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the residential mortgage-backed securities and commercial mortgage-backed securities asset classes, including securitizations by UBS Principal Finance LLC, from which it received an assignment of substantially all assets and assumed all liabilities (the “UBSRESI Specified Transactions”). This filing also covers asset-backed securities issued by the following affiliated entity: Mortgage Asset Securitization Transactions, Inc. (together with the UBSRESI Specified Transactions, the “Specified Transactions”). In addition, UBSRESI merged into its former affiliate, DLJ Mortgage Capital, Inc. (Central Index Key Number 0001542381) (“DLJ”), on April 15, 2025 (the “Merger Date”). The Specified Transactions covered under this Form ABS-15G do not include asset-backed securities transactions involving residential mortgages entered into by UBSRESI after the Merger Date (the “DLJ Transactions”) and for which DLJ will file a separate report on Form ABS-15G in its capacity as sponsor in connection with such DLJ Transactions.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), UBS Real Estate Securities Inc. has indicated by check mark that there is no activity for the annual period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

UBS REAL ESTATE SECURITIES INC.
(Securitizer)

Date: February 12, 2026

By:	/s/ Michael Parniawski
	Name:	Michael Parniawski
	Title:	Executive Director

By:	/s/ Jignesh Doshi
	Name:	Jignesh Doshi
	Title:	Managing Director